Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party [Abstract]
Related party transactions

24. Related party transactions

During the year ended September 30, 2024, the Group entered into the following transactions with related parties:

(in USD)	Property lease payments		Loan arrangement fees		Purchase of assets from the group
	2024	2023	2024	2023	2024	2023
Paragon Partners Company Limited	30,749	30,549	—	—	—	—
Executive officers	—	—	44,000	—	—	1,423

	Amounts owed by related parties		Amounts owed to related parties		Borrowings from related parties
(in USD)	2024	2023	2024	2023	2024	2023
Executive officers	—	—	—	—	309,191	—

Paragon Partners Company Limited is controlled by Swin Chatsuwan, the Chief Executive Officer and a director of the Company. Property lease payments were made on an arms length basis according to commercial terms. Sale of assets to the group and purchase of assets from the group relate to the transfer of assets from ZMT to ZTH and subsequent sale of shares in ZMT to Mr. Chatsuwan. This transaction is discussed in more detail in Note 15.

On January 12, 2024, Zapp Scooters (Thailand) Company Limited issued a promissory note to Patchara Rattakul, a director of the Company, with a value of THB 10.0 million (approximately $287,000 at that date) which bears interest at a rate of 15.0% per annum and is repayable in January 2026. At September 30, 2024 the amount outstanding on this note was $309,191.

On April 29, 2024, pursuant to a finder’s agreement dated January 19, 2024, the Company paid $44,000 to Orakorn Laoharutanun, the wife of Kiattipong Arttachariya, the Company’s Chief Strategy Officer, for introducing new investors to the Company.

On December 11, 2024, Zapp UK entered into certain agreements with Mr. Chatsuwan pursuant to which Mr. Chatsuwan became the owner of 51% of the registered share capital of ZTH, while concurrently agreeing that Zapp UK, as directed by the Company, shall maintain financial and operational control over ZTH’s business notwithstanding such majority ownership. See Note 26 for further details.

The compensation to Directors and executive officers of the Group for the years ended September 30, 2024 and 2023, comprised the following:

	For the Year Ended September 30,
(in USD)	2024	2023
Short-term employee benefits	1,088,706	1,168,934
Post-employment benefits	9,318	9,332
Share-based payments	34	111,703
	1,098,058	1,289,969

In addition to the compensation described above, in their capacity as shareholders certain executive officers were party to the management earnout described in Note 22. Under the terms of this agreement, a share-based payment charge was recognized in respect of these executive officers of $51,438,565 during the year ended September 30, 2023.